Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	CALVERT VARIABLE SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000708950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 06, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 06, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Calvert VP SRI Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000708950_SupplementTextBlock	CALVERT VP SRI BALANCED PORTFOLIO Supplement to: Calvert Variable Products Prospectus dated April 30, 2015 Calvert Variable Products Prospectus Class F dated April 30, 2015 Date of Supplement: May 6, 2015
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/14)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
In the Portfolio Summary for Calvert VP SRI Balanced Portfolio under “Investments, Risks and Performance – Performance” on page 3, delete the second and third rows of the “Average Annual Total Returns” table and replace them with the following (table heading included for ease of reference):

Calvert VP SRI Balanced Portfolio | Class F | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	15.64%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Calvert VP SRI Balanced Portfolio | Class F | Balanced Composite Benchmark (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	12.25%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Calvert VP SRI Balanced Portfolio | Class I | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	15.64%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Calvert VP SRI Balanced Portfolio | Class I | Balanced Composite Benchmark (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	12.25%
10 Years	rr_AverageAnnualReturnYear10	7.60%